SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details)	12 Months Ended
Jan. 02, 2022
Patents
Finite-Lived Intangible Assets [Line Items]
Useful Lives in Years	12 years
Trademarks | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful Lives in Years	2 years
Trademarks | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful Lives in Years	3 years
Purchased technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful Lives in Years	1 year
Purchased technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful Lives in Years	7 years